Convertible Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Convertible Notes Payable [Abstract]
Schedule of Convertible Notes Payable

Convertible notes payable as of March 31, 2026 and December 31, 2025 is as follows:

	Outstanding Principal as of March 31, 2026	Outstanding Principal as of December 31, 2025	Interest Rate	Conversion Price		Maturity Date
The First Tranche of Uplist Financing	$1,580,556	$1,580,556	—%	10	*	January 2027
The Second Tranche of Uplist Financing	1,185,417	1,185,417	—%	10	*	January 2027
The Third Tranche of Uplist Financing	375,000		—%	10	*	January 2027
	3,140,973	2,765,973
Less: Debt Discount	(1,570,996)	(2,382,599)
Total	$1,569,977	$383,374

*	Variable conversion price, as further described below

Convertible notes payable as of December 31, 2025 and 2024 is as follows:

	Outstanding Principal as of	Outstanding Principal as of					Warrants Granted
	December 31, 2025	December 31, 2024	Interest Rate	Conversion Price		Maturity Date	Quantity	Exercise Price
The March 13, 2024 Loan Agreement	$–	$1,100,000	18%	170		Sep 2025	–	–
The First April 2nd Loan	–	105,370	18	50		Apr 2026	11,112	$5
Agreement
The November 22, 2024 Loan Agreement	–	30,000	18	20		Apr 2026	120,000	$0.87
The First Tranche of Uplist Financing	1,580,556	–	–	10	*	Nov 2026	–	–
The Second Tranche of Uplist Financing	1,185,417	–	–	10	*	Dec 2026	–	–
	2,765,973	1,235,370
Less: Debt Discount	(2,382,599)	(19,212)
Total	$383,374	$1,216,158

*	Variable conversion price, as further described below